Subsequent Events (Details)	1 Months Ended
Mar. 31, 2020
Subsequent Event [Member]
Subsequent Events (Textual)
Loan from the account holding frozen funds, description	The IP approved the Group an additional withdrawal of NIS 1.5 million (approximately $434 thousand based on the exchange rate of $1.00 / NIS 3.456 in effect as of December 31, 2019) from the restricted account, for the same purpose as the previous one. The withdrawal was made immediately after permission was received. For additional information see Note 3.